Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Commitments Details
Construction in Xinxing, Guangdong, PRC	$ 301	$ 665
Leasehold improvement in Hong Kong				$ 73
Commitments			$ 301	$ 738